1
DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2022
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2022.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2
Shares Security Description Value
Common Stock - 99.8%
Communication Services - 5.9%
150,040 Alphabet, Inc., Class C
(a)
$ 14,426,346
600 Cable One, Inc. 511,830
14,938,176
Consumer Discretionary - 7.2%
67,180 Amazon.com, Inc.
(a)
7,591,340
82,747 CarMax, Inc.
(a)
5,462,957
21,606 Dollar General Corp. 5,182,415
18,236,712
Financials - 6.4%
2,436 Markel Corp.
(a)
2,641,160
15,337 Moody's Corp. 3,728,578
32,044 S&P Global, Inc.
(a)
9,784,635
16,154,373
Health Care - 21.8%
7,000 Azenta, Inc. 300,020
28,756 Bio-Techne Corp. 8,166,704
49,615 Danaher Corp. 12,815,058
9,038 IDEXX Laboratories, Inc.
(a)
2,944,580
32,948 Illumina, Inc.
(a)
6,286,149
48,476 Intuitive Surgical, Inc.
(a)
9,086,342
4,600 Teleflex, Inc. 926,716
23,222 Thermo Fisher Scientific, Inc. 11,777,966
17,033 Veeva Systems, Inc., Class A
(a)
2,808,401
55,111,936
Industrials - 18.9%
112,970 CoStar Group, Inc.
(a)
7,868,360
136,144 Fastenal Co. 6,268,070
81,851 HEICO Corp., Class A 9,381,762
7,900 Old Dominion Freight Line, Inc. 1,965,283
18,445 TransDigm Group, Inc.
(a)
9,680,305
30,279 Verisk Analytics, Inc. 5,163,478
38,587 Waste Connections, Inc. 5,214,261
55,000 WillScot Mobile Mini Holdings
Corp.
(a)
2,218,150
47,759,669
Information Technology - 27.2%
32,130 ANSYS, Inc.
(a)
7,123,221
8,747 Atlassian Corp. PLC, Class A
(a)
1,842,031
79,545 BlackLine, Inc.
(a)
4,764,746
23,308 Crowdstrike Holdings, Inc.,
Class A
(a)
3,841,391
60,000 Guidewire Software, Inc.
(a)
3,694,800
42,451 Mastercard, Inc., Class A 12,070,517
27,190 Microsoft Corp. 6,332,551
16,980 Okta, Inc.
(a)
965,653
95,002 QUALCOMM, Inc. 10,733,326
2,000 Shopify, Inc.
(a)
53,880
Shares Security Description Value
Information Technology - 27.2% (continued)
1,400 Sprout Social, Inc., Class A
(a)
$ 84,952
87,093 Visa, Inc., Class A 15,472,071
23,000 Workiva, Inc.
(a)
1,789,400
68,768,539
Materials - 5.0%
42,600 Ecolab, Inc. 6,152,292
41,211 Vulcan Materials Co. 6,499,387
12,651,679
Real Estate - 7.4%
24,398 American Tower Corp. REIT 5,238,251
111,552 CBRE Group, Inc., Class A
(a)
7,530,875
20,267 SBA Communications Corp. REIT 5,769,002
18,538,128
Total Common Stock (Cost $145,377,487) 252,159,212
Money Market Fund - 0.4%
1,091,458 First American Treasury
Obligations Fund,
Class X, 2.87%
(b)
(Cost $1,091,458) 1,091,458
Investments, at value - 100.2% (Cost
$146,468,945) $ 253,250,670
Other Assets & Liabilities, Net - (0.2)% (614,833)
Net Assets - 100.0% $ 252,635,837
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of September
30, 2022.

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2022
in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the
U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and the Level 2 value is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 252,159,212
Level 2 - Other Significant Observable Inputs 1,091,458
Level 3 - Significant Unobservable Inputs –
Total $ 253,250,670